INCOME AND EXPENSES - Summary of Expenses By Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Abstract]
Depreciation and amortization	€ (20,568)	€ (9,652)	€ (4,770)
Impairment of tangible and intangible assets	(20,718)	(391)	(4,972)
Wages and salaries	(77,101)	(31,754)	(14,260)
Consultancy fees	(12,626)	(2,299)	(871)
Contractors	(5,204)	(1,535)	(2,241)
Rent and property utilities	(7,399)	(4,691)	(2,820)
Legal fees	(2,590)	(5,362)	(633)
Employee share scheme	(2,254)	(9,326)	0
Raw material and consumables	(21,463)	(9,683)	(5,107)
Marketing	(3,500)	(1,676)	(535)
Recruitment fees	(1,079)	(1,183)	(1,447)
Travel expenses, meals, and accommodation	(6,152)	(1,790)	(3,254)
Subscriptions	(11,761)	(4,844)	(2,194)
Insurance fees	(2,040)	(556)	(343)
Fees payable to the Company’s auditors for the current year audit of the Company’s annual accounts	(4,153)	(1,224)	0
Fees payable to the Company’s auditors for the prior year audits of the Company’s annual accounts	(42)	(1,809)	(393)
Fees payable to the Company’s auditors for other services	0	(272)	(154)
Other	(14,848)	(5,424)	(3,519)
Total cost of administrative, research and development and impairment expenses	€ (213,498)	€ (93,471)	€ (47,513)